Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount [1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 8,168,414	Taxes	ARGENTINA	snj:AR-A	National Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 2
	8,168,414	Royalties	ARGENTINA	snj:AR-K	National Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 3
	907,175	Fees	ARGENTINA	snj:AR-A	State Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 4
	907,175		ARGENTINA	snj:AR-A	Municipal Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 5
	175,890		ARGENTINA	snj:AR-K	State Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 6
	814,217		MALAYSIA	snj:MY-11	State Owned Enterprise [Member]	Block PM524 Project	Oil and Natural Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 7
	162,231		INDONESIA	snj:GE-SJ	State Owned Enterprise [Member]	Block Bunga Project	Oil and Natural Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 8
	14,393,548		AUSTRALIA	snj:AU-QLD	National Government [Member]	Atlas, Roma North, Range Project	Coal Seam Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 9
	14,393,548		AUSTRALIA	snj:AU-QLD	State Government [Member]	Atlas, Roma North, Range Project	Coal Seam Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 10
	$ 14,393,548		AUSTRALIA	snj:AU-QLD	Local Government [Member]	Atlas, Roma North, Range Project	Coal Seam Gas [Member]	Infrastructure Business Trading Segment [Member]	Well

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in Malaysian Ringgits, payments relating to project in Indonesia were made in Indonesian Rupiahs, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2024.